Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of property and equipment estimated useful lives
Category	Estimated useful life

Computer and network equipment	3-5 years
Office equipment	5 years
Motor vehicles	5 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets

Schedule of intangible assets weighted average useful lives
Purchased software	4.5 years
MVNO license	10 years
Capitalized software development costs	3 years
Internal-use software	5 years

Schedule of impact of adoption consolidated balance sheets
	Year Ended December 31, 2019
	As Reported	Amounts without adoption of Topic 606	Effect of Change Higher/(Lower)
	(US$ in thousands)
Revenue:
Software*	14,975	9,648	5,327
Hardware	83,983	83,983	-
Total net revenues	98,958	93,631	5,327

Cost of revenue:
Software	(17,822)	(12,092)	(5,730)
Hardware	(80,567)	(80,567)	-
Total cost of revenue	(98,389)	(92,659)	(5,730)
Total gross profit (loss)	569	972	(403)

Operating expense:
Sales and marketing expenses	(1,524)	(1,524)	-
General and administrative expenses	(24,776)	(24,776)	-
Research and development expenses	(5,277)	(4,082)	(1,195)
Total operating expense	(31,578)	(30,382)	(1,195)

Net income (loss) from continuing operations	(31,583)	(29,984)	(1,599)
Basic income (loss) per share	(0.88)	(0.84)	(0.04)
Diluted income (loss) per share	(0.88)	(0.84)	(0.04)

	December 31, 2019
	As Reported	Balances without adoption of Topic 606	Effect of Change Higher/(Lower)
	(US$ in thousands)
Deferred cost of revenues - current	-	2,308	(2,308)
Deferred cost of revenues - non-current	-	4,617	(4,617)
Advances from customers	-	6,538	(6,538)
Contract liabilities	6,538	-	6,538
Deferred revenues – current *	84	5,411	(5,327)
Accumulated deficit	(179,672)	(178,073)	(1,599)

* For the contracts related to Android+ platform solutions, the Group initially defers and then recognizes the entire revenue from the contracts through the PCS period under ASC 605, and recognizes the revenue derived from the performance obligation of the delivery of software at a point in time when the customers sign off the acceptance in accordance with ASC 606.

	2020	2021	2022
	(US$ in thousands)
Software development service	2,019	524	165
Hardware product sales	2,589	452	789